UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.5%
	CONSUMER DISCRETIONARY – 9.0%
450	Genuine Parts Co.	$35,100
1,070	Mattel, Inc.	46,855
675	McDonald's Corp.	67,291
190	Tupperware Brands Corp.	15,531
		164,777
	CONSUMER STAPLES – 14.7%
1,055	Altria Group, Inc.	36,281
950	Coca-Cola Co.	38,418
520	Kimberly-Clark Corp.	50,950
955	Kraft Foods Group, Inc.	49,211
560	Philip Morris International, Inc.	51,917
560	Procter & Gamble Co.	43,154
		269,931
	ENERGY – 8.8%
455	Chevron Corp.	54,063
1,405	Kinder Morgan, Inc.	54,346
1,440	Williams Cos., Inc.	53,942
		162,351
	FINANCIALS – 15.3%
655	Arthur J. Gallagher & Co.	27,058
455	Bank of Nova Scotia	26,513
155	BlackRock, Inc.	39,816
510	Digital Realty Trust, Inc. - REIT	34,124
900	HCP, Inc.	44,874
595	Health Care REIT, Inc. - REIT	40,407
695	National Retail Properties, Inc. - REIT	25,138
365	Realty Income Corp. - REIT	16,553
810	U.S. Bancorp	27,483
		281,966
	HEALTH CARE – 14.0%
660	AbbVie, Inc.	26,915
445	Baxter International, Inc.	32,325
1,285	Bristol-Myers Squibb Co.	52,929
605	GlaxoSmithKline PLC - ADR	28,380
730	Johnson & Johnson	59,517
400	Merck & Co., Inc.	17,692
565	Novartis A.G. - ADR	40,251
		258,009

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2013 (Unaudited)

Number of Shares		Value

	INDUSTRIALS – 6.4%
710	Emerson Electric Co.	$39,668
2,340	General Electric Co.	54,101
255	United Technologies Corp.	23,824
		117,593
	INFORMATION TECHNOLOGY – 12.8%
260	Accenture PLC - Class A	19,752
915	Analog Devices, Inc.	42,538
750	Automatic Data Processing, Inc.	48,765
2,095	Cisco Systems, Inc.	43,807
1,985	Intel Corp.	43,372
1,295	Microsoft Corp.	37,050
		235,284
	MATERIALS – 1.6%
270	Praxair, Inc.	30,116

	TELECOMMUNICATION SERVICES – 3.2%
695	AT&T, Inc.	25,500
710	BCE, Inc.	33,150
		58,650
	UTILITIES – 5.7%
190	NextEra Energy, Inc.	14,759
1,075	ONEOK, Inc.	51,245
815	Southern Co.	38,240
		104,244
	TOTAL COMMON STOCKS (Cost $1,548,852)	1,682,921

	SHORT-TERM INVESTMENTS – 7.1%
131,173	Federated Treasury Obligations Fund, 0.01%1	131,173

	TOTAL SHORT-TERM INVESTMENTS (Cost $131,173)	131,173

	TOTAL INVESTMENTS – 98.6% (Cost $1,680,025)	1,814,094
	Other Assets in Excess of Liabilities – 1.4%	25,974

	TOTAL NET ASSETS – 100.0%	$1,840,068

ADR – American Depository Receipt
PLC – Public Limited Company

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2013 (Unaudited)

REIT – Real Estate Investment Trust

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Note 1 – Organization
AAM/Bahl & Gaynor Income Growth Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is current and growing income and secondarily long-term capital appreciation.  The Fund commenced investment operations on July 5, 2012.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Note 3 – Federal Income Taxes
At March 31, 2013, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2013 (Unaudited)

Cost of investments	$1,684,077

Gross unrealized appreciation	136,387
Gross unrealized depreciation	(6,370)

Net unrealized appreciation (depreciation)	$130,017

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$1,682,921	$-	$-	$1,682,921
Short-Term Investments	131,173	-	-	131,173
Total Investments	$1,814,094	$-	$-	$1,814,094

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	5/24/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	5/24/13

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/24/13